Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information
Entity Registrant Name	Huazhu Group Ltd
Entity Central Index Key	0001483994
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	293,501,124
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	htht
Entity Shell Company	false
Entity Emerging Growth Company	false